Financial risk management - Foreign currency sensitivity analysis (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Mar. 30, 2023 $ / shares	Dec. 31, 2022 USD ($) $ / $	Dec. 31, 2022 MXN ($) $ / $	Dec. 31, 2021 USD ($) $ / $	Dec. 31, 2021 MXN ($) $ / $	Dec. 31, 2020 USD ($) $ / $	Dec. 31, 2020 MXN ($) $ / $
Carrying values of monetary assets and liabilities denominated in foreign currencies
Liabilities denominated in foreign currencies					$ (745,468)	$ (14,515,358)		$ (11,650,909)		$ (7,365,333)
Assets per segment					$ 1,184,809	$ 23,069,978		$ 22,889,141		$ 18,191,580
U.S. Dollar
Interbank exchange rate
Exchange rate | $ / $									19.9087	19.9087
Currency risk
Financial risk management
Unfavorable change in exchange rate of peso against U.S. dollar (as a percent)					10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Liability positions net in foreign currencies					$ (903)		$ 17,459		$ 75,718
Estimated exchange rate (gain) loss from unfavorable change in exchange rate						$ 1,758		$ (35,734)		$ (150,745)
Transactions in U.S. dollars
Technical assistance	$ 3,766	$ 3,766	$ 3,766
Insurance	1,150	1,392	1,039
Purchase of machinery and maintenance						18,890		5,071		7,065
Software						$ 909		$ 251		2,152
Professional services, fees and subscriptions	3,991	1,531	1,786
Construction of industrial warehouse	50,767
Other	$ 11,981	$ 15,554	$ 4,765
Currency risk | U.S. Dollar
Carrying values of monetary assets and liabilities denominated in foreign currencies
Liabilities denominated in foreign currencies					(6,472)		(4,784)			$ (4,095)
Assets per segment					$ 5,569		$ 22,243		$ 79,813
Interbank exchange rate
Exchange rate				18.1052	19.4715	19.4715	20.4672	20.4672	19.9087	19.9087